Right-of-Use Assets and Lease Liabilities - Schedule of Carrying Amounts of Lease Liabilities and the Movements (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Carrying Amounts of Lease Liabilities and the Movements [Abstract]
At beginning of year	$ 40,245	$ 133,279
Additions to lease liabilities	345,871
Early termination of lease	(40,407)
Interest charged	7,702	4,241
Payment made	(141,821)	(97,715)
Exchange realignment	1,099	440
At end of year	$ 212,689	$ 40,245